Segment Reporting (Revenues by Service Offering by Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 83.0	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Southwest
Segment Reporting Information [Line Items]
Revenues	24.4				58.0					177.9	186.2	109.5
Rocky Mountains
Segment Reporting Information [Line Items]
Revenues	33.8				48.6					216.4	179.7	127.0
Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues	24.8				39.2					149.7	129.4	84.0
Completion revenues
Segment Reporting Information [Line Items]
Revenues	49.9				86.4					315.9	273.9	154.6
Completion revenues | Southwest
Segment Reporting Information [Line Items]
Revenues	16.0				40.6					122.9	117.6	62.8
Completion revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues	19.8				27.5					122.4	91.6	52.2
Completion revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues	14.1				18.3					70.6	64.7	39.6
Intervention revenues
Segment Reporting Information [Line Items]
Revenues	19.0				29.4					126.0	115.7	95.6
Intervention revenues | Southwest
Segment Reporting Information [Line Items]
Revenues	5.5				10.2					34.3	42.3	30.9
Intervention revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues	6.5				10.6					45.8	42.1	42.0
Intervention revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues	7.0				8.6					45.9	31.3	22.7
Production revenues
Segment Reporting Information [Line Items]
Revenues	14.1				30.0					102.1	105.7	70.3
Production revenues | Southwest
Segment Reporting Information [Line Items]
Revenues	2.9				7.2					20.7	26.3	15.8
Production revenues | Rocky Mountains
Segment Reporting Information [Line Items]
Revenues	7.5				10.5					48.2	46.0	32.8
Production revenues | Northeast/Mid-Con
Segment Reporting Information [Line Items]
Revenues	$ 3.7				$ 12.3					$ 33.2	$ 33.4	$ 21.7